Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Assets (CHF million)
Cash and Due from Banks	724	404	527	386
Interest-bearing deposits with banks	309	308	311	396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,586	88,081	96,587	99,972
Securities received as collateral	21,611	23,029	22,800	21,675
Trading assets	235,427	237,069	229,413	245,834
Investment securities	3,323	3,320	2,987	3,546
Other investments	5,252	5,274	7,596	8,603
Loans	19,897	19,980	19,457	19,570
Other intangible assets (mortgage servicing rights)	66	55	42	39
Other assets	31,273	32,588	31,518	38,168
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	20,881		21,098
Trading assets	132,685		122,452
Investment securities	2,205		1,790
Other investments	84		283
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	4,102		4,861
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	159,957		150,484
Less other investments - equity at fair value attributable to noncontrolling interests	(80)		(246)
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	159,877		150,238
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	84		283
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	177		409
Trading assets	39,520		41,829
Investment securities	2,203		1,788
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	38,953		40,199
Investment securities	1,810		1,386
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	69		14
Investment securities	0		0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	20,704		20,689
Trading assets	81,385		70,322
Investment securities	2		2
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	8,808		6,610
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	2,165		1,065
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	210		8
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	6,138		5,278
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0		0
Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,972		3,691
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	724		527
Interest-bearing deposits with banks	309		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,517		96,383
Securities received as collateral	730		1,702
Trading assets	557,435		637,124
Investment securities	1,115		1,195
Other investments	269		344
Loans	11,299		11,459
Loans - of which commercial and industrial	5,521		6,302
Loans - of which financial institutions	4,842		4,484
Other intangible assets (mortgage servicing rights)	0		0
Other assets	22,076		21,530
Other assets - of which loans held-for-sale	13,300		12,770
Total assets at fair value	680,474		770,575
Less other investments - equity at fair value attributable to noncontrolling interests	(132)		(149)
Less assets consolidated under ASU 2009-17	(7,862)		(8,996)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	672,480		761,430
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	159		289
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	119		174
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	110		55
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	82		15
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	698		1,592
Trading assets	60,918		63,218
Investment securities	1,014		1,098
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	5,224		6,980
Investment securities	0		2
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	655		1,558
Trading assets	24,480		24,268
Investment securities	587		606
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	23,794		23,343
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,122		5,255
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	2,232		3,305
Investment securities	423		490
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	32		110
Trading assets	6,100		5,778
Investment securities	101		97
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	485,198		563,649
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	390,254		444,056
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	43,251		60,807
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	23,641		28,763
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	24,587		25,662
Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	5,219		4,479
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69		204
Securities received as collateral	0		0
Trading assets	13,481		13,710
Investment securities	3		2
Other investments	4,899		6,969
Loans	8,598		7,998
Loans - of which commercial and industrial	5,699		5,309
Loans - of which financial institutions	1,572		1,322
Other intangible assets (mortgage servicing rights)	66		42
Other assets	5,923		6,159
Other assets - of which loans held-for-sale	5,242		5,615
Total assets at fair value	33,039		35,084
Less other investments - equity at fair value attributable to noncontrolling interests	(752)		(2,781)
Less assets consolidated under ASU 2009-17	(2,079)		(2,458)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	30,208		29,845
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	1,251		3,345
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	579		2,236
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	323		392
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	312		329
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	1,720		1,632
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	1,720		1,630
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,605		1,600
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	4,600		5,069
Investment securities	0		0
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	305		230
Investment securities	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	1,774		2,128
Investment securities	0		0
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	548		436
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	334		417
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	1,369		1,567
Investment securities	0		0
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	674		595
Investment securities	3		2
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	5,125		5,217
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,713		1,574
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	390		484
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	932		1,240
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	1,097		1,138
Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	3,082		2,829
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0		0
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		0
Trading assets	(468,174)		(543,873)
Investment securities	0		0
Other investments	0		0
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights)	0		0
Other assets	(828)		(1,032)
Other assets - of which loans held-for-sale	0		0
Total assets at fair value	(469,002)		(544,905)
Less other investments - equity at fair value attributable to noncontrolling interests	0		0
Less assets consolidated under ASU 2009-17	0		0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(469,002)		(544,905)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0		0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0		0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0		0
Trading assets	0		0
Investment securities	0		0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(468,174)		(543,873)
Netting impact | Recurring basis | Other
Assets (CHF million)
Trading assets	0		0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	724		527
Interest-bearing deposits with banks	309		311
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	86,586		96,587
Securities received as collateral	21,611		22,800
Trading assets	235,427		229,413
Investment securities	3,323		2,987
Other investments	5,252		7,596
Loans	19,897		19,457
Loans - of which commercial and industrial	11,220		11,611
Loans - of which financial institutions	6,414		5,806
Other intangible assets (mortgage servicing rights)	66		42
Other assets	31,273		31,518
Other assets - of which loans held-for-sale	18,542		18,385
Total assets at fair value	404,468		411,238
Less other investments - equity at fair value attributable to noncontrolling interests	(964)		(3,176)
Less assets consolidated under ASU 2009-17	(9,941)		(11,454)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	393,563		396,608
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	1,251		3,345
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	579		2,236
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	482		681
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	431		503
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	1,914		1,970
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	1,802		1,645
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,605		1,600
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	875		2,001
Trading assets	105,038		110,116
Investment securities	3,217		2,886
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	44,482		47,409
Investment securities	1,810		1,388
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	655		1,558
Trading assets	26,323		26,410
Investment securities	587		606
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	24,342		23,779
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,456		5,672
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,601		4,872
Investment securities	423		490
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	20,736		20,799
Trading assets	88,159		76,695
Investment securities	106		101
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	30,957		31,603
Total - at fair value | Recurring basis | Other
Assets (CHF million)
Trading assets	11,273		10,999